Stock-Based Compensation (Details Textual) - USD ($)		1 Months Ended					12 Months Ended
	May. 02, 2014	Feb. 23, 2015	May. 16, 2014	Mar. 26, 2014	May. 31, 2013	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Apr. 06, 2015	Mar. 31, 2015	Apr. 01, 2014	Mar. 31, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					138,888
Stock-based compensation							$ 2,846,828	$ 1,081,792
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options							$ 11,465,433
Class of warrant or right, number of securities called by warrants or rights							105,000
Fair value of warrants							$ 31,777	35,595
Class of warrant exercisable warrants or rights							6,000				41,424
Adjustments to Additional Paid in Capital, Warrant Issued			$ 690,187				$ 6,026,070	690,187
Maximum Convertible Notes Payable Issuance													$ 1,000,000
Black Scholes Pricing Model
Class of warrant or right, number of securities called by warrants or rights		58,914
Adjustments to Additional Paid in Capital, Warrant Issued		$ 92,111
Lattice Model
Class of warrant or right, number of securities called by warrants or rights			290,861								290,861
Warrants to purchase common stock value							$ 172,809		$ 309,121
Warrant derivative liability											$ 898,719
Lattice Model One
Class of warrant or right, number of securities called by warrants or rights							1,418,373
Warrant derivative liability							$ 1,498,809
Lattice Model Two
Class of warrant or right, number of securities called by warrants or rights										99,650
Warrant derivative liability										$ 172,809
2014 Stock and Incentive Plan
Share-based compensation arrangement by share-based payment award, number of shares authorized				3,750,000
Two Consultants
Share-based compensation arrangement by share-based payment award, options, grants in period, gross							8,334
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price							$ 4.50
Employees and Directors | General and Administrative Expense [Member]
Stock-based compensation							$ 671,958	$ 0
Employees and Directors | 2014 Stock and Incentive Plan
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				8,334			460,000	2,835,000
Share based compensation arrangement by share based payment award options shares purchased vested monthly term				4 years
Employees and Directors | 2014 Stock and Incentive Plan | Maximum
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price				$ 3.44
Employees and Directors | 2014 Stock and Incentive Plan | Minimum
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		$ 1.50		$ 1.29
Employee Stock Option
Share-based compensation arrangement by share-based payment award, options, grants in period, gross							4,572,000	2,835,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price							$ 2.02	$ 3.14
Employee Stock Option | Research and Development Expense [Member]
Stock-based compensation							$ 2,174,870	$ 1,081,792
Employee Stock Option | Maximum
Share based compensation arrangement by share based payment award options shares purchased vested immediately						819,445
Share based compensation arrangement by share based payment award options shares purchased vested monthly						541,667
Employee Stock Option | Employees and Directors
Share-based compensation arrangement by share-based payment award, options, grants in period, gross						1,500,000	4,112,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price						$ 4.50
Share based compensation arrangement by share based payment award options shares purchased vested monthly term		4 years		0 years
Share-based compensation arrangement by share-based payment award, number of shares authorized		6,850,000
Employee Stock Option | Employees and Directors | Maximum
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price		$ 2.06
Additional Paid-in Capital and Professional Fee
Warrants to purchase common stock value							$ 80,677
Warrant
Class of warrant or right, number of securities called by warrants or rights							99,650
Fair value of class of warrants							$ 433,062
Fair value of warrants							$ 524,594
Class of warrant exercisable warrants or rights							225,259	18,334				233,334
Warrants to purchase common stock value								$ 191,126
Adjustments to Additional Paid in Capital, Warrant Issued							$ 2,072,911	$ 898,719
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period								41,570
Warrant | Black Scholes Pricing Model
Class of warrant or right, number of securities called by warrants or rights							290,861
Warrant | Lattice Model
Class of warrant or right, number of securities called by warrants or rights							1,518,387
Warrant | Investor
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised	100,550
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	41,570
Warrant | Additional Paid-in Capital and Professional Fee
Warrants to purchase common stock value							$ 9,006
Warrant One
Class of warrant or right, number of securities called by warrants or rights							6,040,921	225,259					41,424
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.50	$ 1.89					$ 2.03
Class of warrant exercisable warrants or rights							41,424
Warrants to purchase common stock value							$ 102,917
Warrant Two
Class of warrant or right, number of securities called by warrants or rights							1,824,489						233,334
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.50						$ 2.03
Warrants to purchase common stock value												$ 614,635
Warrant Three
Class of warrant or right, number of securities called by warrants or rights							105,000						18,334
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.65						$ 4.95
Fair value of class of warrants							$ 3.44
Warrant Four
Class of warrant or right, number of securities called by warrants or rights							6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.38
Warrant Five
Class of warrant or right, number of securities called by warrants or rights								39,117
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 7.50
Warrant Six
Class of warrant or right, number of securities called by warrants or rights								4,039,184
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.98
Warrant Seven
Class of warrant or right, number of securities called by warrants or rights								6,287,679
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.34
Warrant Eight
Class of warrant or right, number of securities called by warrants or rights								290,861
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.56
Warrant Nine
Class of warrant or right, number of securities called by warrants or rights								66,667
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 3.44
Warrant Ten
Class of warrant or right, number of securities called by warrants or rights							2,017
Fair value of warrants							$ 2,014
Fair value adjustment of warrants							$ 290,861
Warrant Eleven
Class of warrant or right, number of securities called by warrants or rights								6,287,679
Fair value of warrants								$ 14,432,123
Fair value adjustment of warrants								$ 3,184,222
Warrant Twelve
Class of warrant or right, number of securities called by warrants or rights								4,039,184
Fair value of warrants								$ 11,111,739
Fair value adjustment of warrants								$ 2,065,708
Warrant Thirteen
Class of warrant or right, number of securities called by warrants or rights								39,117
Fair value of warrants								$ 76,062
Warrant Fourteen
Class of warrant or right, number of securities called by warrants or rights								290,861
Warrant Fifteen
Class of warrant or right, number of securities called by warrants or rights							66,667
Adjustments to Additional Paid in Capital, Warrant Issued							$ 50,365
Warrant Fifteen | Lattice Model
Class of warrant or right, number of securities called by warrants or rights								290,861
Warrant derivative liability								$ 898,719
Warrant Sixteen
Class of warrant or right, number of securities called by warrants or rights							4,968,482
Warrants to purchase common stock value							$ 3,527,816
Adjustments to Additional Paid in Capital, Warrant Issued							$ 2,597,932
Warrant Seventeen
Class of warrant or right, number of securities called by warrants or rights							1,072,439
Fair value of class of warrants							$ 690,187
Fair value adjustment of warrants							$ 290,861
Class of warrant exercisable warrants or rights							1,477,287
Warrants to purchase common stock value							$ 1,009,433
Adjustments to Additional Paid in Capital, Warrant Issued							$ 595,184
Warrant Eighteen | Lattice Model
Class of warrant or right, number of securities called by warrants or rights							1,418,373
Warrant derivative liability							$ 1,498,809
Warrant Eighteen | Derivative Expense
Warrants to purchase common stock value		$ 2,217,605					$ 124,434
Warrant Ninteen
Class of warrant exercisable warrants or rights							347,202		247,552